SHARE-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of share-based compensation expense

Share-based compensation expense for the six months ended June 30, 2018 and 2017 is, as follows:

	Three Months Ended June 31,		Six Months Ended June 30,
	2018	2017	2018	2017
Options granted to officers, directors and employees	$9,185,725	$1,624,000	$14,510,479	$1,568,000
Common stock issued for accounts payable and accrued expenses	—	—	—	43,676
Options granted for services	26,318	—	51,320	—
Warrants and options issued for consulting services	—	125,826	—	217,159
Common stock issued for services	110,506	75,918	225,393	196,534
Common stock issued as compensation to employees	145,000	—	178,500	—
	$9,467,549	$1,825,744	$14,965,692	$2,025,369

Share-based compensation expense for the years ended December 31, 2017 and 2016 is, as follows:

	December 31,
	2017	2016
Warrants issued for consulting and other services	$249,835	$319,419
Common stock issued for accounts payable and accrued expenses	93,002	223,484
Common stock issued for services	—	271,097
Common stock issued upon conversion of debt and loss on extinguishment of debt	381,576	—
Common stock issued for advisory board fees	113,336	—
Common stock issued as compensation to employees	170,233	—
Common shares issued in settlement of dispute	102,139	—
Stock options issued to officers and directors	2,660,159	—
	$3,770,279	$814,000